Unaudited Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 95,856,697	$ 42,273,000
Receivables from related party	96,717
Trade and other receivables	3,391,637	3,029,284
Claims receivable	1,748,496	32,835
Inventories	3,341,831	3,152,407
Advances and prepayments	702,705	435,226
Restricted cash	6,865,568	7,340,655
Total current assets	112,003,651	56,263,407
Non current assets
Advances for vessels under construction	46,283,936	19,321,045
Vessels, net	685,112,848	634,634,671
Other receivables	578,173	224,422
Restricted cash	2,100,000	1,300,000
Deferred finance charges	1,415,992	1,295,486
Total non current assets	735,490,949	656,775,624
Total assets	847,494,600	713,039,031
Current liabilities
Payable to related party	7,944,631	7,288,899
Trade accounts payable	7,293,704	5,927,526
Accrued liabilities	3,459,375	2,855,170
Customer deposits		280,000
Deferred income	3,058,374	3,129,671
Fair value of derivatives	370,702	539,904
Current portion of long-term debt	72,873,605	35,787,544
Total current liabilities	95,000,391	55,808,714
Non current liabilities
Fair value of derivatives	3,240,319	5,409,337
Other non current liabilities	552,131	222,770
Long-term debt	281,673,584	309,564,768
Total non current liabilities	285,466,034	315,196,875
Total liabilities	380,466,425	371,005,589
Stockholders' equity
5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 21,179,642 shares issued and 20,627,329 shares outstanding at December 31, 2012 and 32,679,642 shares issued and 32,127,329 shares outstanding at September 30, 2013 with a par value of $0.01 per share	321,273	206,273
Additional paid-in capital	385,079,657	275,792,164
Retained earnings	81,701,724	66,016,627
Accumulated other comprehensive income/(loss)	(74,479)	18,378
Total stockholders' equity	467,028,175	342,033,442
Total liabilities and stockholders' equity	$ 847,494,600	$ 713,039,031